Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income	$ 126,356,264	$ 156,997,595	$ 102,297,870
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	126,356,264	156,997,595	102,297,870
Interest expense associated with the Convertible Note	798,984	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	$ 127,155,248	$ 156,997,595	$ 102,297,870
Denominator:
Number of shares outstanding, basic	145,733,028	144,258,862	151,314,945
Convertible Note (Note 11)	2,038,808
Stock options	1,692,720	472,152
Number of shares outstanding-diluted	149,464,556	144,731,014	151,314,945
Basic earnings per share	$ 0.87	$ 1.09	$ 0.68
Diluted earnings per share	$ 0.85	$ 1.08	$ 0.68
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,123,723	2,945,360	7,060,214